SiebertWilliamsShankShares [Member] Expense Example - Siebert Williams Shank Shares - ULTRA-SHORT FIXED INCOME FUND - Siebert Williams Shank Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	$ 377